Intangible Assets - Summary of Classification of Amortization in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 1,917	₩ 1,748	₩ 1,137
Cost of revenues
Disclosure of detailed information about intangible assets [line items]
Amortization	719	737	479
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	1,155	931	597
Research and development
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 43	₩ 80	₩ 61